Offerings	Aug. 23, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,$0.001 par value
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	20.09
Maximum Aggregate Offering Price	$ 502,250,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 74,132.1
Offering Note	Calculated in accordance with Rule 457(c) and Rule 457(r) under the Securities Act of 1933, as amended (the Securities Act). As of the date hereof, 7,759,146 shares offered under the registrant’s prospectus supplement, dated June 20, 2024, filed with the Securities and Exchange Commission on June 20, 2024 (Registration No. 333-278327) remain unsold (the Unsold Shares). A registration fee for the Unsold Shares was paid at that time. Pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Shares are included on and offered, in addition to the 25,000,000 shares registered hereby, under this prospectus supplement (Registration No. 333-278327). Accordingly, no filing fee is due for the Unsold Shares. Calculated pursuant to Rule 457(c) and Rule 457(r) under the Securities Act, based upon the average of the high and low price per share of the common stock of the registrant as reported on the New York Stock Exchange on August 20, 2024.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock,$0.001 par value
Amount Registered | shares	7,759,146
Proposed Maximum Offering Price per Unit	19.315
Maximum Aggregate Offering Price	$ 149,867,904.99
Carry Forward Form Type	S-3
Carry Forward File Number	333-278327
Carry Forward Initial Effective Date	Mar. 28, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 22,120.5
Offering Note	Calculated in accordance with Rule 457(c) and Rule 457(r) under the Securities Act of 1933, as amended (the Securities Act). As of the date hereof, 7,759,146 shares offered under the registrant’s prospectus supplement, dated June 20, 2024, filed with the Securities and Exchange Commission on June 20, 2024 (Registration No. 333-278327) remain unsold (the Unsold Shares). A registration fee for the Unsold Shares was paid at that time. Pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Shares are included on and offered, in addition to the 25,000,000 shares registered hereby, under this prospectus supplement (Registration No. 333-278327). Accordingly, no filing fee is due for the Unsold Shares. Calculated in accordance with Rule 457(c) and Rule 457(r) under the Securities Act, based upon the average of the high and low price per share of the common stock of the registrant as reported on the New York Stock Exchange on June 17, 2024.